Operations by Geographic Area (Details 2) (Detail) - Property, Plant and Equipment [Member] - Geographic concentration risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Korea
Property Plant & Equipment by geographic region
Concentration of risk, rate (as a percent)	79.00%	86.00%
United States
Property Plant & Equipment by geographic region
Concentration of risk, rate (as a percent)	7.00%	14.00%
Taiwan
Property Plant & Equipment by geographic region
Concentration of risk, rate (as a percent)	14.00%